Annual Total Returns ((Wells Fargo Advantage Strategic Municipal Bond Fund))	0 Months Ended
Oct. 01, 2011
(WFA Strategic Municipal Bond Fund - Classes A, B & C) | Class A
Bar Chart Table:
Annual Return 2001	5.29%
Annual Return 2002	5.02%
Annual Return 2003	3.16%
Annual Return 2004	2.40%
Annual Return 2005	3.23%
Annual Return 2006	3.57%
Annual Return 2007	3.32%
Annual Return 2008	(0.39%)
Annual Return 2009	6.92%
Annual Return 2010	2.32%
(WFA Strategic Municipal Bond Fund - Administrator Class) | Administrator Class
Bar Chart Table:
Annual Return 2001	5.56%
Annual Return 2002	5.28%
Annual Return 2003	3.45%
Annual Return 2004	2.71%
Annual Return 2005	3.42%
Annual Return 2006	3.97%
Annual Return 2007	3.58%
Annual Return 2008	(0.14%)
Annual Return 2009	7.19%
Annual Return 2010	2.54%